LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
9 .	LEASES
Lessee Arrangements
The Company is the lessee under operating leases for equipment and real estate, including the land in Macau on which Studio City is located.  Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of lease cost are as follows:

Year Ended December 31, 2019
Operating lease cost:
Amortization of land use right	$3,300
Operating lease cost	1,409
Short-term lease cost	1,049

Total lease cost	$5,758

Other information related to lease term and discount rate is as follows:

December 31, 2019
Weighted average remaining lease term Operating leases	35.9 y ears
Weighted average discount rate Operating leases	7.01%
Maturities of operating lease liabilities as of December 31, 2019 are as follows:

Year ending December 31,
2020	$921
2021	1,012
2022	1,130
2023	1,130
2024	1,130
Over 2024	34,792

Total future minimum lease payments	40,115
Less: amount representing interest	(25,500)

Present value of future minimum lease payments	14,615
Current portion	(895)

Non-current portion	$13,720

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through August 2028. Certain of the operating leases include minimum base fees with contingent fee clauses based on a percentage of turnover.
During the years ended December 31, 2019, 2018 and 2017, the Company earned minimum operating lease income of $
150
, $
7,428
and $
13,151
and contingent operating lease income of $
8,077
, $
9,301
and $
10,216
, respectively.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2019 were as follows:

Year ending December 31,
2020	$15,955
2021	6,825
2022	2,896
2023	2,170
2024	1,509
Over 2024	3,539

$32,894